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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment           [ ] Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 4450
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Managing Partner
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


/s/ Kristopher N. Kristynik               Dallas, TX         February 15, 2010
------------------------------------   ----------------   ----------------------
             (Signature)                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        29
Form 13F Information Table Value Total:   475,344 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          Column 1               Column 2     Column 3 Column 4      Column 5       Column 6  Column 7        Column 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                          Voting Authority
                                                         Value   Shrs or  SH/ Put/ Investment  Other   ---------------------
       Name of Issuer         Title of Class   CUSIP    (x1000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC      COM             00507V109    2,422   218,000 SH  N/A  SOLE              0   218,000      0    0
APOLLO GROUP INC             CL A            037604105   19,355   319,500 SH  PUT  SOLE              0   319,500      0    0
BAIDU INC                    SPON ADR REP A  056752108  159,311   387,400 SH  PUT  SOLE              0   387,400      0    0
BRINKS HOME SEC HLDGS INC    COM             109699108    5,353   164,000 SH  N/A  SOLE              0   164,000      0    0
BUNGE LIMITED                COM             G16962105   68,853 1,078,700 SH  PUT  SOLE              0 1,078,700      0    0
DISH NETWORK CORP            CL A            25470M109    2,534   122,000 SH  N/A  SOLE              0   122,000      0    0
EBAY INC                     COM             278642103    7,271   309,000 SH  N/A  SOLE              0   309,000      0    0
FAMILY DLR STORES INC        COM             307000109    1,197    43,000 SH  N/A  SOLE              0    43,000      0    0
FIRST SOLAR INC              COM             336433107   20,012   147,800 SH  PUT  SOLE              0   147,800      0    0
FRONTIER OIL CORP            COM             35914P105    1,625   135,000 SH  N/A  SOLE              0   135,000      0    0
GAMESTOP CORP NEW            CL A            36467W109    2,633   120,000 SH  N/A  SOLE              0   120,000      0    0
GEO GROUP INC                COM             36159R103    6,673   305,000 SH  N/A  SOLE              0   305,000      0    0
GYMBOREE CORP                COM             403777105    1,959    45,000 SH  N/A  SOLE              0    45,000      0    0
IHS INC                      CL A            451734107    5,262    96,000 SH  N/A  SOLE              0    96,000      0    0
ISHARES TR INDEX             DJ US REAL EST  464287739   12,991   282,900 SH  N/A  SOLE              0   282,900      0    0
ISHARES INC                  MSCI MEX INVEST 464286822   11,846   242,400 SH  PUT  SOLE              0   242,400      0    0
ITT EDUCATIONAL SERVICES INC COM             45068B109   12,475   130,000 SH  PUT  SOLE              0   130,000      0    0
NIKE INC                     CL B            654106103    3,304    50,000 SH  N/A  SOLE              0    50,000      0    0
PEPSICO INC                  COM             713448108    4,013    66,000 SH  N/A  SOLE              0    66,000      0    0
RISKMETRICS GROUP INC        COM             767735103    2,011   126,372 SH  N/A  SOLE              0   126,372      0    0
SAIC INC                     COM             78390X101    5,235   276,398 SH  N/A  SOLE              0   276,398      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   10,656   740,000 SH  N/A  SOLE              0   740,000      0    0
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698    2,670   120,000 SH  N/A  SOLE              0   120,000      0    0
SPDR TR                      UNIT SER 1      78462F103   51,051   458,106 SH  N/A  SOLE              0   458,106      0    0
SPDR TR                      UNIT SER 1      78462F103   28,974   260,000 SH  PUT  SOLE              0   260,000      0    0
SUNTECH PWR HLDGS CO LTD     ADR             86800C104   16,045   964,800 SH  PUT  SOLE              0   964,800      0    0
VALERO ENERGY CORP NEW       COM             91913Y100      938    56,000 SH  N/A  SOLE              0    56,000      0    0
VIACOM INC NEW               CL B            92553P201    5,114   172,000 SH  N/A  SOLE              0   172,000      0    0
WAL MART STORES INC          COM             931142103    3,561    66,627 SH  N/A  SOLE              0    66,627      0    0